                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Chief Operations Officer
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady      Dayton, Ohio         February 7, 2002
_________________     _______________      _________________
   [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     73

Form 13F Information Table Value Total:     $601,732
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]
























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

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F

  COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6            COLUMN 7         COLUMN 8

                                                              QUANTITY
                                                MARKET                       INVESTMENT
                          TITLE                 VALUE     SHRS OR  SH/ PUT/  DISCRETION          OTHER      VOTING AUTHORITY
NAME OF ISSUER            OF CLASS   CUSIP      (X1000)   PRN AMT  PRN CALL  SOLE SHARED OTHER   MGRS    SOLE   SHARED  NONE
--------------            --------   -----      -------   ------   --------  -----------------   ----    -------------------


21st Century Insurance    common     90130N103   15805    812580   sh       812580  n/a  n/a     n/a     812580   n/a   n/a
Aceto Corp                common     004446100    5839    561419   sh       561419  n/a  n/a     n/a     561419   n/a   n/a
Actrade Financial
  Technologies            common     00507P102   20928    710666   sh       710666  n/a  n/a     n/a     710666   n/a   n/a
Advanta Cl. B             common     007942204     205     22500   sh        22500  n/a  n/a     n/a      22500   n/a   n/a
Airborne                  common     009269101     262     17700   sh        17700  n/a  n/a     n/a      17700   n/a   n/a
America First Mortgage    common     023934102    3486    398450   sh       398450  n/a  n/a     n/a     398450   n/a   n/a
America Service Group     common     02364l109    3460    453485   sh       453485  n/a  n/a     n/a     453485   n/a   n/a
American Financial Hldgs. common     026075101    4618    181750   sh       181750  n/a  n/a     n/a     181750   n/a   n/a
American Home Mtg Hldg    common     02660M108    3327    274960   sh       274960  n/a  n/a     n/a     274960   n/a   n/a
AmeriCredit Corp          common     03060R101   22406    710175   sh       710175  n/a  n/a     n/a     710175   n/a   n/a
Annaly Mortgage
  Management              common     035710409    5497    343540   sh       343540  n/a  n/a     n/a     343540   n/a   n/a
Anthracite Capital        common     037023108    1838    167260   sh       167260  n/a  n/a     n/a     167260   n/a   n/a
Anworth Mrtg. Asset
  Corp.                   common     037347101    5124    563120   sh       563120  n/a  n/a     n/a     563120   n/a   n/a
AT&T Wireless Group       common     00209A106    2003    139359   sh       139359  n/a  n/a     n/a     139359   n/a   n/a
Brown Forman cl B         common     115637209    8753    139830   sh       139830  n/a  n/a     n/a     139830   n/a   n/a
Capital Automotive REIT
  Inc                     common     139733109   12730    640030   sh       640030  n/a  n/a     n/a     640030   n/a   n/a
CenturyTel Inc.           common     156700106   11578    353000   sh       353000  n/a  n/a     n/a     353000   n/a   n/a
CNS Inc.                  common     126136100    4404    808030   sh       808030  n/a  n/a     n/a     808030   n/a   n/a
Coldwater Creek Inc.      common     193068103    1591     75120   sh        75120  n/a  n/a     n/a      75120   n/a   n/a
CompuDyne Corporation     common     204795306    6335    362010   sh       362010  n/a  n/a     n/a     362010   n/a   n/a
Devon Energy Corp.        common     25179M103    4796    124090   sh       124090  n/a  n/a     n/a     124090   n/a   n/a
Dial Corp                 common     25247D101    7823    456130   sh       456130  n/a  n/a     n/a     456130   n/a   n/a
Dime Bancorp              common     25429Q102   12430    344505   sh       344505  n/a  n/a     n/a     344505   n/a   n/a
Donnelley R R & Sons Co   common     257867101   14294    481440   sh       481440  n/a  n/a     n/a     481440   n/a   n/a
Dun & Bradstreet          common     26483e100    8017    227110   sh       227110  n/a  n/a     n/a     227110   n/a   n/a
Emmis Communications
  Corp                    common     291525103    9577    405120   sh       405120  n/a  n/a     n/a     405120   n/a   n/a
Encompass Services        common     29255U104    1846    636713   sh       636713  n/a  n/a     n/a     636713   n/a   n/a
FBR Asset Investment
  Corp.                   common     30241e303    5248    187750   sh       187750  n/a  n/a     n/a     187750   n/a   n/a
Greka Energy Corporation  common     397637109    1568    181276   sh       181276  n/a  n/a     n/a     181276   n/a   n/a
Hearst - Argyle TV (A)    common     422317107    7294    338310   sh       338310  n/a  n/a     n/a     338310   n/a   n/a


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

Hollinger International   common     435569108    4372    373640   sh       373640  n/a  n/a     n/a     373640   n/a   n/a
IHOP Corp.                common     449623107    1405     47960   sh        47960  n/a  n/a     n/a      47960   n/a   n/a
Innovative Solutions      common     45769N105     670     86170   sh        86170  n/a  n/a     n/a      86170   n/a   n/a
ITLA Capital
  Corporation             common     450565106    6752    322140   sh       322140  n/a  n/a     n/a     322140   n/a   n/a
Jones Apparel Group Inc   common     480074103    9113    274730   sh       274730  n/a  n/a     n/a     274730   n/a   n/a
Key Energy Services       common     492914106   13922   1513230   sh      1513230  n/a  n/a     n/a    1513230   n/a   n/a
Knight-Ridder             common     499040103   22543    347185   sh       347185  n/a  n/a     n/a     347185   n/a   n/a
Lancaster Colony          common     513847103   14863    418569   sh       418569  n/a  n/a     n/a     418569   n/a   n/a
Lee Enterprises           common     523768109   12335    339158   sh       339158  n/a  n/a     n/a     339158   n/a   n/a
Leucadia National         common     527288104   20824    721318   sh       721318  n/a  n/a     n/a     721318   n/a   n/a
Liberty Media Corp. Cl A  common     530718105   10060    718540   sh       718540  n/a  n/a     n/a     718540   n/a   n/a
Local Financial
  Corporation             common     539553107   10951    782760   sh       782760  n/a  n/a     n/a     782760   n/a   n/a
Markel Corporation        common     570535104   10390     57832   sh        57832  n/a  n/a     n/a      57832   n/a   n/a
McCormick & Company, Inc. common     579780206    5229    124580   sh       124580  n/a  n/a     n/a     124580   n/a   n/a
MCG Capital Corp.         common     58047P107   10762    604620   sh       604620  n/a  n/a     n/a     604620   n/a   n/a
Mercury General Corp.     common     589400100   10020    229490   sh       229490  n/a  n/a     n/a     229490   n/a   n/a
Meredith Corp.            common     589433101   10662    299080   sh       299080  n/a  n/a     n/a     299080   n/a   n/a
Miami Computer Supply     common     55270M108    1352     57660   sh        57660  n/a  n/a     n/a      57660   n/a   n/a
Moody's Corp              common     615369105   10012    251190   sh       251190  n/a  n/a     n/a     251190   n/a   n/a
New Century Financial     common     64352D101    7569    559460   sh       559460  n/a  n/a     n/a     559460   n/a   n/a
North Fork Bancorp        common     659424105   24681    771521   sh       771521  n/a  n/a     n/a     771521   n/a   n/a
NVR, Inc.                 common     62944T105   27315    133898   sh       133898  n/a  n/a     n/a     133898   n/a   n/a
Philip Morris             common     718154107    7093    154700   sh       154700  n/a  n/a     n/a     154700   n/a   n/a
Prologis Trust            common     743410102    9663    449246   sh       449246  n/a  n/a     n/a     449246   n/a   n/a
RailAmerica, Inc.         common     750753105    5394    373040   sh       373040  n/a  n/a     n/a     373040   n/a   n/a
RAIT Investment Trust     common     749227104    9844    603920   sh       603920  n/a  n/a     n/a     603920   n/a   n/a
Reynolds & Reynolds       common     761695105    9998    412291   sh       412291  n/a  n/a     n/a     412291   n/a   n/a
RLI Corp.                 common     749607107    7019    155974   sh       155974  n/a  n/a     n/a     155974   n/a   n/a
Saxon Cap Aquisition
  Corp                    common     80556P302    3660    362330   sh       362330  n/a  n/a     n/a     362330   n/a   n/a
Scientific Games Corp.    common     80874P109    1247    142470   sh       142470  n/a  n/a     n/a     142470   n/a   n/a
Sherwin-Williams Co.      common     824348106   12695    461620   sh       461620  n/a  n/a     n/a     461620   n/a   n/a
Sirius Satellite Radio
  Inc.                    common     82966U103     491     42194   sh        42194  n/a  n/a     n/a      42194   n/a   n/a
Spherion Inc.             common     848420105    6185    633670   sh       633670  n/a  n/a     n/a     633670   n/a   n/a
Sport-Haley               common     848925103     320     91500   sh        91500  n/a  n/a     n/a      91500   n/a   n/a
Standard Management       common     853612109    1488    247113   sh       247113  n/a  n/a     n/a     247113   n/a   n/a
Supreme Ind. Inc          common     868607102    3469    825895   sh       825895  n/a  n/a     n/a     825895   n/a   n/a
Telephone & Data Systems  common     879433100   17230    191974   sh       191974  n/a  n/a     n/a     191974   n/a   n/a
Timberland Company        common     887100105    9320    251355   sh       251355  n/a  n/a     n/a     251355   n/a   n/a
Trinity Industries Inc    common     896522109   11227    413205   sh       413205  n/a  n/a     n/a     413205   n/a   n/a
USA Education, Inc.       common     90390U102   11181    133080   sh       133080  n/a  n/a     n/a     133080   n/a   n/a
UST Inc.                  common     902911106   11398    325660   sh       325660  n/a  n/a     n/a     325660   n/a   n/a
Washington Mutual         common     939322103    3432    104956   sh       104956  n/a  n/a     n/a     104956   n/a   n/a
Williams Controls Inc.    common     969465103     496    763142   sh       763142  n/a  n/a     n/a     763142   n/a   n/a





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